Ropes & Gray LLP

One Metro Center

700 12th Street, N.W., Suite 900

Washington, D.C. 20005-3948

(202) 508-4600

May 5, 2008

BY EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Jim O'Connor, Esq.

Re: JPMorgan Trust I (the “Trust”) (File Nos. 333-103022; 811-21295) Post-Effective Amendment No. 72 to the Registration Statement of the Trust on Form N-1A (the “Post-Effective Amendment”)

Dear Mr. O'Connor:

We are filing today, through EDGAR, under Rule 485(a)(2) of the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 72 (the “Amendment”) to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”). The Amendment is being filed to reflect the addition of the JPMorgan Total Return Fund, a series of the Trust. We note that following the filing of the Amendment, the Trust intends to request selective review of the Amendment and also intends to request accelerated effectiveness of the Amendment.

Please direct any questions concerning this filing to me at (202) 508-4671 or, in my absence, Jessica O'Mary at (212) 596-9032. Thank you.

Very Truly Yours,

/s/ RAJIB CHANDA

Rajib Chanda, Esq.

Enclosure

Cc:	John T. Fitzgerald, Esq.
Jessica K. Ditullio, Esq.